Participation in the Treasury Capital Purchase Program	12 Months Ended
Dec. 31, 2012
Participation in the Treasury Capital Purchase Program

NOTE 20—PARTICIPATION IN THE TREASURY CAPITAL PURCHASE PROGRAM

On January 23, 2009, the Corporation completed the sale to the U.S. Treasury of $23,184 of newly-issued non-voting preferred shares as part of the Capital Purchase Program (CPP) enacted by the U.S. Treasury as part of the Troubled Assets Relief Program (TARP) under the Emergency Economic Stabilization Act of 2008 (EESA). To finalize the Corporation’s participation in the CPP, the Corporation and the Treasury entered into a Letter Agreement, dated January 23, 2009, including the Securities Purchase Agreement – Standard Terms attached thereto. Pursuant to the terms of the Securities Purchase Agreement, the Corporation issued and sold to Treasury (1) 23,184 shares of Fixed Rate Cumulative Perpetual Preferred Shares, Series A, each without par value and having a liquidation preference of $1,000 per share (Series A Preferred Shares), and (2) a Warrant to purchase 469,312 common shares of the Corporation, each without par value, at an exercise price of $7.41 per share. The Warrant has a ten-year term. All of the proceeds from the sale of the Series A Preferred Shares and the Warrant by the Corporation to the U.S. Treasury under the CPP qualify as Tier 1 capital for regulatory purposes. Under the standardized CPP terms, cumulative dividends on the Series A Preferred Shares will accrue on the liquidation preference at a rate of 5% per annum for the first five years, and at a rate of 9% per annum thereafter, but will be paid only if, as and when declared by the Corporation’s Board of Directors. The Series A Preferred Shares have no maturity date and rank senior to the common shares with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Corporation.

On July 3, 2012, the U.S. Treasury completed the sale of all 23,184 of the Preferred Shares to various investors pursuant to a modified “Dutch auction” process. As a result of the U.S. Treasury’s sale of all of the Preferred Shares, the executive compensation and corporate governance standards which applied to the Corporation as a participant in the CPP, which standards were most recently set forth in the Interim Final Rule on TARP Standards for Compensation and Corporate Governance, published June 15, 2009, are no longer applicable to the Corporation.

On September 5, 2012, the Corporation completed the repurchase of the Warrant from the U.S. Treasury in accordance with the terms of the Securities Purchase Agreement for an aggregate purchase price of $563,174. The purchase price was determined by the Board of Directors of the Corporation based on the Fair Market Value of the Warrant, as established by an appraisal conducted by a nationally recognized independent investment banking firm.